Private Placement (Details) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended
	Sep. 22, 2020	Mar. 31, 2021	Dec. 31, 2020
Private Placement (Details) [Line Items]
Placement units	10,000,000	355,000
Price per unit	$ 10.00	$ 10.00
Proceeds from Issuance Initial Public Offering			$ 98,000,000
Description of business combination		(A) one year after the completion of our initial business combination and (B) subsequent to our initial business combination, (x) if the reported last sale price of our Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of our stockholders having the right to exchange their shares of common stock for cash, securities or other. Any permitted transferees will be subject to the same restrictions and other agreements of our initial stockholders with respect to any founder shares.	(A) one year after the completion of our initial business combination and (B) subsequent to our initial business combination, (x) if the reported last sale price of our Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of our stockholders having the right to exchange their shares of common stock for cash, securities or other. Any permitted transferees will be subject to the same restrictions and other agreements of our initial stockholders with respect to any founder shares
Proceed from Issuance Initial Public Offering		$ 3,550,000
Effective date		5 years
Private Placement [Member]
Private Placement (Details) [Line Items]
Placement units		355,000	355,000
Price per unit		$ 10.00	$ 10.00
Proceeds from Issuance Initial Public Offering		$ 3,550,000	$ 3,550,000
Description of business combination		The Company’s sponsor, the representative and Northland have agreed to (i) waive their redemption rights with respect to their private placement shares in connection with the completion of the Company’s initial business combination, (ii) waive their redemption rights with respect to their private placement shares in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if the Company does not complete its initial business combination within 24 months from the closing of the IPO or (B) with respect to any other provision relating to stockholders’ rights or pre-initial business combination activity and (iii) waive their rights to liquidating distributions from the trust account with respect to their private placement shares if the Company fails to complete its initial business combination within 24 months from the closing of the IPO.	The Company’s sponsor, the representative and Northland have agreed to (i) waive their redemption rights with respect to their private placement shares in connection with the completion of the Company’s initial business combination, (ii) waive their redemption rights with respect to their private placement shares in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if the Company does not complete its initial business combination within 24 months from the closing of the IPO or (B) with respect to any other provision relating to stockholders’ rights or pre-initial business combination activity and (iii) waive their rights to liquidating distributions from the trust account with respect to their private placement shares if the Company fails to complete its initial business combination within 24 months from the closing of the IPO.